Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr. 26, 2017
PRUDENTIAL JENNISON FOCUSED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Investments family of funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C's Sales Charges on page 22 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 44 of the Fund's Prospectus and in Rights of Accumulation on page 55 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investments whose price will increase over the long term. The Fund normally invests at least 65% of the Fund's total assets in equity and equity-related securities of companies that the subadviser believes have strong capital appreciation potential. These companies are generally medium- to large-capitalization companies.

In deciding which equities to buy, the subadviser uses what is known as a growth investment style to select approximately 20 to 50 issuers. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, the equity has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the equity at that time.

		The equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund also may invest in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Convertible Securities Risk. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and equity securities.

Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Medium Capitalization (Mid-Cap) Company Risk. The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large capitalization companies.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Preferred Securities Risk. Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may be substantially less liquid than many other securities, such as common stock or US Government securities.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

		Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares) %[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
18.52%	1st Quarter 2012	-17.45%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.29%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.49%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 669
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,296
10 Years	rr_ExpenseExampleYear10	2,211
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,211
2007	rr_AnnualReturn2007	12.64%	[2]
2008	rr_AnnualReturn2008	(34.65%)	[2]
2009	rr_AnnualReturn2009	42.08%	[2]
2010	rr_AnnualReturn2010	10.36%	[2]
2011	rr_AnnualReturn2011	2.65%	[2]
2012	rr_AnnualReturn2012	13.95%	[2]
2013	rr_AnnualReturn2013	37.55%	[2]
2014	rr_AnnualReturn2014	7.08%	[2]
2015	rr_AnnualReturn2015	12.46%	[2]
2016	rr_AnnualReturn2016	(3.64%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the period from January 1, 2017 through March 31, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.45%)
One Year	rr_AverageAnnualReturnYear01	(8.94%)
Five Years	rr_AverageAnnualReturnYear05	11.44%
Ten Years	rr_AverageAnnualReturnYear10	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.29%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.19%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 702
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	2,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,248
One Year	rr_AverageAnnualReturnYear01	(8.62%)
Five Years	rr_AverageAnnualReturnYear05	11.74%
Ten Years	rr_AverageAnnualReturnYear10	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.29%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.19%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 302
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	2,508
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,508
One Year	rr_AverageAnnualReturnYear01	(5.24%)
Five Years	rr_AverageAnnualReturnYear05	11.88%
Ten Years	rr_AverageAnnualReturnYear10	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.11%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	320
5 Years	rr_ExpenseExampleNoRedemptionYear05	556
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,234
One Year	rr_AverageAnnualReturnYear01	(3.41%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2012
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.29%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	1,425
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	635
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,425
One Year	rr_AverageAnnualReturnYear01	(3.47%)
Five Years	rr_AverageAnnualReturnYear05	12.98%
Ten Years	rr_AverageAnnualReturnYear10	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.08%)
Five Years	rr_AverageAnnualReturnYear05	9.91%
Ten Years	rr_AverageAnnualReturnYear10	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.30%)
Five Years	rr_AverageAnnualReturnYear05	9.09%
Ten Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.08%
Five Years	rr_AverageAnnualReturnYear05	14.50%
Ten Years	rr_AverageAnnualReturnYear10	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.94%
Five Years	rr_AverageAnnualReturnYear05	14.65%
Ten Years	rr_AverageAnnualReturnYear10	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON FOCUSED GROWTH FUND | Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.79%
Five Years	rr_AverageAnnualReturnYear05	13.03%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The manager has contractually agreed through June 30, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, dividend and other expenses related to short sales, interest, brokerage, and extraordinary expenses) of each class of shares to .99% of the Fund’s average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, the distributor has contractually agreed until June 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to June 30, 2018 without prior approval of the Fund's Board of Trustees.
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver and/or expense reimbursement and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well. The return for the period from January 1, 2017 through March 31, 2017 was 10.24%.